Commitments, Contingencies and Other Matters Commitments, Contingencies and Other Matters (Details) (USD $)	12 Months Ended		0 Months Ended			2 Months Ended	0 Months Ended	3 Months Ended				3 Months Ended		0 Months Ended			12 Months Ended			3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jul. 30, 2013 Consolidated New Jersey Action [Member] Subsequent Event [Member]	Jul. 25, 2013 AWP Claim Brought by Louisiana [Member] Subsequent Event [Member]	Mar. 05, 2013 Strativa Marketing of Megace ES [Member] Subsequent Event [Member]	Sep. 10, 2012 Merger-Related Matters [Member] claim	Oct. 25, 2012 Merger-Related Matters [Member] Consolidated Delaware Action [Member]	Aug. 01, 2012 Merger-Related Matters [Member] Consolidated Delaware Action [Member] claim	Aug. 01, 2012 Merger-Related Matters [Member] Consolidated New Jersey Action [Member] claim	Jun. 30, 2013 Infringement of US Patent [Member] Patent Infringement Claim Brought by the Curators of the University of Missouri [Member]	Dec. 31, 2012 Infringement of US Patent [Member] Patent Infringement Claim Brought by the Curators of the University of Missouri [Member]	Jun. 30, 2013 AWP, Wholesale Acquisition Costs, Actions [Member]	Dec. 31, 2012 AWP, Wholesale Acquisition Costs, Actions [Member]	Sep. 26, 2012 AWP, Wholesale Acquisition Costs, Actions [Member] AWP Claim Brought by City of New York, New York Counties and the State of Iowa [Member]	Sep. 21, 2012 AWP, Wholesale Acquisition Costs, Actions [Member] AWP Claim Brought by Oklahoma [Member]	Dec. 31, 2012 Promotional Practices in Sales and Marketing [Member] Strativa Marketing of Megace ES [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2013 Accrued Legal Settlements [Member] AWP, Wholesale Acquisition Costs, Actions [Member]	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member] Anchen [Member]	Jun. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member] Anchen [Member]	Dec. 31, 2011 Predecessor [Member] Anchen [Member]	Dec. 31, 2012 100% of First 3% [Member] Anchen [Member]	Dec. 31, 2012 50% of Next 2% [Member] Anchen [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Future minimum rental commitments total	$ 23,100,000
Future minimum rental commitments, 2013	6,000,000
Future minimum rental commitments, 2014	6,000,000
Future minimum rental commitments, 2015	5,600,000
Future minimum rental commitments, 2016	3,900,000
Future minimum rental commitments thereafter	1,600,000
Rent expense charged to operations																					1,600,000					4,800,000	4,900,000	7,200,000
Defined Contribution Plan:
Maximum annual contribution per employee, percent																	25.00%	1.00%
Employee matching contribution, percent of match	50.00%																														100.00%	50.00%
Employer matching contribution, percent of employee's gross pay	6.00%																														3.00%	2.00%
Annual vesting percentage	20.00%
Defined contribution plan expense																					200,000		146,000			900,000	1,200,000	1,200,000	381,000	50,000
Loss Contingency [Abstract]
New claims filed						9		4	3
Litigation settlement expense							525,000
Litigation settlement			8,100,000	6,000,000	45,000,000									23,000,000	884,000
Accrued legal settlements	68,976,000	26,217,000								9,000,000	9,000,000		13,917,000			46,059,000			17,217,000		68,976,000						37,800,000
Settlements and loss contingencies, net												3,300,000								3,300,000	10,059,000	3,300,000		0	45,000,000	45,000,000	190,560,000	3,762,000
Payment to Department of Justice (DOJ)																						$ 46,071,000			$ 0